Note 13 - Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Financial assets held at fair value [Abstract]
Trading securities	€ 29	€ 298
Positive market values from derivative financial instruments	1,347	2,907
Other trading assets	59	(251)
Non-trading financial assets mandatory at fair value through profit and loss	(47)	247
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(2)	0
Other financial assets at fair value	0	0
Total financial assets held at fair value	1,385	(3,209)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities	4	3
Negative market values from derivative financial instruments	(1,287)	1,634
Other trading liabilities	0	2
Financial liabilities designated at fair value through profit or loss	(53)	55
Other financial liabilities at fair value	(268)	358
Total financial liabilities held at fair value	(1,604)	2,053
Total	€ (219)	€ (1,156)